UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MCDANIEL TERRY & CO
Address: 2630 Exposition Blvd.
         Suite 300
         Austin, TX  78703

13F File Number:  28-04015

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:     Terry McDaniel
Title:    President
Phone:    512-495-9500
Signature, Place, and Date of Signing:

    Terry McDaniel    Austin, Texas    February 7 , 2010


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:
N/A

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Form 13F Summary Page

Report Summary:

Number of other included managers:      0

Form 13F Information Table Entry Total: 37

Form 13F Information Table Value Total: $230,670 (thousands)

List of Other Included Managers:	none



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Labs                    COM              002824100      319     6667 SH       Sole                                       6667
Apple Computer                 COM              037833100     2674     8291 SH       Sole                                       8291
Automatic Data Processing Inc  COM              053015103     6912   149354 SH       Sole                                     149354
Canon Inc. ADR                 COM              138006309     8414   163891 SH       Sole                                     163891
Cisco Systems                  COM              17275R102     3229   159620 SH       Sole                                     159620
Coca Cola Co Com               COM              191216100     8585   130533 SH       Sole                                     130533
Donaldson Inc                  COM              257651109    12744   218674 SH       Sole                                     218674
Dorchester Minerals LP Com Uni COM              25820R105     1457    53023 SH       Sole                                      53023
Dover Corp                     COM              260003108     8518   145724 SH       Sole                                     145724
Echelon                        COM              27874n105      571    56000 SH       Sole                                      56000
Ecolab Inc                     COM              278865100     6444   127810 SH       Sole                                     127810
Emerson Electric Co            COM              291011104     8700   152181 SH       Sole                                     152181
Exxon Mobil Corp     Com       COM              30231g102     3231    44185 SH       Sole                                      44185
FedEx Corp                     COM              31428x106     6602    70978 SH       Sole                                      70978
Illinois Tool Works            COM              452308109     8113   151930 SH       Sole                                     151930
Intel Corp                     COM              458140100     3697   175789 SH       Sole                                     175789
Johnson & Johnson              COM              478160104     7440   120284 SH       Sole                                     120284
Luminex Corp Com               COM              55027E102      983    53788 SH       Sole                                      53788
Microsoft Corp                 COM              594918104     5049   180911 SH       Sole                                     180911
Molex Inc.                     COM              608554101     6528   287312 SH       Sole                                     287312
National Instr Corp            COM              636518102     4305   114385 SH       Sole                                     114385
Nordson Corp                   COM              655663102    11674   127056 SH       Sole                                     127056
Novartis ADR                   COM              66987V109     6969   118223 SH       Sole                                     118223
Paccar                         COM              693718108     6506   113470 SH       Sole                                     113470
PepsiCo Inc                    COM              713448108     6283    96169 SH       Sole                                      96169
Permian Basin Rty Tr Unit Ben  COM              714236106      755    33333 SH       Sole                                      33333
Procter & Gamble               COM              742718109     9743   151456 SH       Sole                                     151456
Sabine Royalty Trust UBI       COM              785688102     4089    68666 SH       Sole                                      68666
San Juan Basin Royalty Trust   COM              798241105    19200   815910 SH       Sole                                     815910
Schlumberger Ltd               COM              806857108     9703   116208 SH       Sole                                     116208
Sigma Aldrich                  COM              826552101     9966   149724 SH       Sole                                     149724
Spdr Gold Trust Gold Shs       COM              78463v107      263     1895 SH       Sole                                       1895
Sysco Corp                     COM              871829107     6258   212863 SH       Sole                                     212863
Telefonica de Espana           COM              879382208      930    13593 SH       Sole                                      13593
United Parcel Svc Cl B         COM              911312106     6772    93307 SH       Sole                                      93307
W.W. Grainger                  COM              384802104    10932    79154 SH       Sole                                      79154
Wal-Mart Stores                COM              931142103     6110   113294 SH       Sole                                     113294
REPORT SUMMARY		       37 DATA RECORDS		     230670         0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

